Schedule I - Investments (Details) - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Fair Value		$ 6,393.6
Amount at which shown at the balance sheet		6,568.6
Privately-held Investments	[1]	121.8	$ 286.8
Other Investments	[2]	279.6	267.2
Fair Value, Recurring [Member] | Apollo originating partnership
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Privately-held Investments		4.8
Fair Value, Recurring [Member] | Apollo real estate fund
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Other Investments		81.4
Fair Value, Recurring [Member] | Apollo originating partnership
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Privately-held Investments		4.8	$ 73.6
U.S. government
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost		1,465.6
Fair Value		1,485.9
Amount at which shown at the balance sheet		1,485.9
U.S. agency
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost		2.0
Fair Value		2.0
Amount at which shown at the balance sheet		2.0
Municipal
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost		95.6
Fair Value		97.0
Amount at which shown at the balance sheet		97.0
Corporate
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost		2,136.6
Fair Value		2,138.8
Amount at which shown at the balance sheet		2,138.8
High yield loans
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost		99.6
Fair Value		100.0
Amount at which shown at the balance sheet		100.0
Non-U.S. government-backed corporate
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost		66.0
Fair Value		66.3
Amount at which shown at the balance sheet		66.3
Non-U.S. government
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost		438.2
Fair Value		439.2
Amount at which shown at the balance sheet		439.2
Asset-backed
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost		873.0
Fair Value		872.9
Amount at which shown at the balance sheet		961.7
Asset-backed | Fair Value, Recurring [Member] | Apollo originating partnership
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Other Investments		88.8
Non-agency commercial mortgage-backed securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost		9.8
Fair Value		9.5
Amount at which shown at the balance sheet		9.5
Agency mortgage-backed
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost		774.1
Fair Value		753.2
Amount at which shown at the balance sheet		753.2
Fixed maturities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost		5,960.5
Fair Value		5,964.8
Amount at which shown at the balance sheet		6,053.6
Short-term investments — Available for sale
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost		45.4
Fair Value		45.4
Amount at which shown at the balance sheet		45.4
Privately-held investments
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost		170.7
Fair Value		167.5
Amount at which shown at the balance sheet		172.3
Equity Method Investments
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Fair Value		9.6
Amount at which shown at the balance sheet		9.6
Other investments
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Fair Value		198.2
Amount at which shown at the balance sheet		279.6
Equity investments
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Fair Value		$ 8.1

[1]	Privately-held investments, trading at fair value include related party investments totaling $4.8 million (2024 — $73.6 million).
[2]	Other investments includes related party investments of $81.4 million (2024 — $78.6 million).